BUSINESS COMBINATION, ASSET ACQUISITION AND DISPOSAL OF SUBSIDIARY - Calculation of the purchase consideration of Bee Computing (Details) - Acquisition of Bee Computing - USD ($) $ in Thousands	May 31, 2022	Mar. 31, 2022
BUSINESS COMBINATION, ASSET ACQUISITION AND DISPOSAL OF SUBSIDIARY
Number of shares issued to Selling Shareholders	16,038,930
Asset Acquisition, Consideration Transferred [Abstract]
Fair value of 16,038,930 Class A ordinary shares at acquisition close on May 31, 2022		$ 3,416
Effective settlement of preexisting loans		18,397
Total purchase consideration		$ 21,813
Class A Ordinary shares | if the BTC.com Pool Businesses records net operating profit | Maximum
BUSINESS COMBINATION, ASSET ACQUISITION AND DISPOSAL OF SUBSIDIARY
Number of shares issued to Selling Shareholders	16,038,930